Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 16, 2013
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 26, 2014 to the

Blackstone Alternative Multi-Manager Fund

Prospectus and Statement of Additional Information,

each dated July 16, 2013, as revised July 31, 2013

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, GS Investment Strategies, LLC ("GSIS") will serve as a sub-adviser to the Fund.

Effective April 1, 2014, the Fund's Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the "Principal Investment Strategies" section on page 4 of the Prospectus, "Management of the Fund" section on page 11 of the Prospectus, and "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" on page 12 of the Prospectus are revised to include GSIS and, as applicable, its corresponding strategy:

GS Investment Strategies, LLC – Fundamental Strategies

Principal Investment Strategies and Principal Investment Risks

Effective immediately, certain principal investment strategies and principal investment risks in the Fund's Prospectus are revised as follows:

Principal Investment Strategies

The fifth paragraph after the list of sub-advisers to the Fund in the "Principal Investment Strategies" section on pages 4-5 of the Prospectus and the sixth paragraph after the list of sub-advisers to the Fund in the "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" on page 13 of the Prospectus are amended and restated as follows:

The Fund will have investment exposure, directly or indirectly through the Subsidiaries or Investment Funds, to a broad range of instruments, markets, and asset classes economically tied to U.S. and foreign markets. (Unless indicated otherwise, references to the investment exposure or risks of the Fund should be understood to refer to Fund's direct investment exposure and risks and its indirect investment exposure and risks through the Subsidiaries or Investment Funds.) Investments may include, but are not limited to, equity securities, fixed income securities, and derivative and commodity instruments. The Fund may take both long and short positions in all of its investments. There is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument. The Fund may purchase securities in private placements. The Fund may have significant investment leverage as a result of its use of derivatives or its investments in Investment Funds. Additionally, the Fund may lend its portfolio securities, and may invest the collateral in any investment, which may result in investment leverage. See "Leverage Risk" below.

Leverage Risk

The section "Principal Investment Risks—Leverage Risk" on page 7 of the Prospectus is amended and restated as follows:

Leverage risk. To the extent permitted under the Investment Company Act of 1940 (the "1940 Act"), the Fund may borrow money or engage in other transactions, such as investments in derivatives or lending its securities and investing the collateral in any investment, that create investment leverage for investment or other purposes. Investment leverage may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Use of leverage can produce volatility and may increase the risk that the Fund will lose more than it has invested.

Securities Lending Risk

The section "Principal Investment Risks—Securities Lending Risk" on page 9 of the Prospectus is amended and restated as follows:

Securities lending risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions may result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Blackstone Alternative Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 26, 2014 to the

Blackstone Alternative Multi-Manager Fund

Prospectus and Statement of Additional Information,

each dated July 16, 2013, as revised July 31, 2013

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, GS Investment Strategies, LLC ("GSIS") will serve as a sub-adviser to the Fund.

Effective April 1, 2014, the Fund's Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the "Principal Investment Strategies" section on page 4 of the Prospectus, "Management of the Fund" section on page 11 of the Prospectus, and "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" on page 12 of the Prospectus are revised to include GSIS and, as applicable, its corresponding strategy:

GS Investment Strategies, LLC – Fundamental Strategies

Principal Investment Strategies and Principal Investment Risks

Effective immediately, certain principal investment strategies and principal investment risks in the Fund's Prospectus are revised as follows:

Principal Investment Strategies

The fifth paragraph after the list of sub-advisers to the Fund in the "Principal Investment Strategies" section on pages 4-5 of the Prospectus and the sixth paragraph after the list of sub-advisers to the Fund in the "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" on page 13 of the Prospectus are amended and restated as follows:

The Fund will have investment exposure, directly or indirectly through the Subsidiaries or Investment Funds, to a broad range of instruments, markets, and asset classes economically tied to U.S. and foreign markets. (Unless indicated otherwise, references to the investment exposure or risks of the Fund should be understood to refer to Fund's direct investment exposure and risks and its indirect investment exposure and risks through the Subsidiaries or Investment Funds.) Investments may include, but are not limited to, equity securities, fixed income securities, and derivative and commodity instruments. The Fund may take both long and short positions in all of its investments. There is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument. The Fund may purchase securities in private placements. The Fund may have significant investment leverage as a result of its use of derivatives or its investments in Investment Funds. Additionally, the Fund may lend its portfolio securities, and may invest the collateral in any investment, which may result in investment leverage. See "Leverage Risk" below.

Leverage Risk

The section "Principal Investment Risks—Leverage Risk" on page 7 of the Prospectus is amended and restated as follows:

Leverage risk. To the extent permitted under the Investment Company Act of 1940 (the "1940 Act"), the Fund may borrow money or engage in other transactions, such as investments in derivatives or lending its securities and investing the collateral in any investment, that create investment leverage for investment or other purposes. Investment leverage may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Use of leverage can produce volatility and may increase the risk that the Fund will lose more than it has invested.

Securities Lending Risk

The section "Principal Investment Risks—Securities Lending Risk" on page 9 of the Prospectus is amended and restated as follows:

Securities lending risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions may result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.